Bank Loans (Tables)	12 Months Ended
Dec. 31, 2021
Secured Longterm Debt Current And Noncurrent [Abstract]
Summary of Group's Borrowings

The Group’s borrowings consisted of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Secured short-term bank loans	66,135	260,980	40,953
Secured long-term bank loans	4,122,898	5,216,005	818,505
	4,189,033	5,476,985	859,458

Summary of Loan Principal Due

As of December 31, 2021, the loan principal will be due according to the following schedule:

	RMB	US$
2022	1,973,392	309,668
2023	551,390	86,525
2024	1,160,896	182,170
2025	1,126,985	176,849
2026 and thereafter	747,736	117,336
	5,560,399	872,548